Shareholders' Equity	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 19 – SHAREHOLDERS’ EQUITY

Common shares

On February 23, 2021, the Company entered into an agreement with Maxim Group LLC (“Maxim”) that Maxim would serve as a Placement Agent for the Company in connection with the proposed offering of registered securities of the Company, including the Company’s common shares. On February 28, 2021, the Company entered into a securities purchase agreement (“SPA”) with certain accredited investors. According to the SPA, the Company agreed to sell 2,666,666 of the Company’s common shares and issue unregistered warrants to purchase up to an additional 2,666,666 common shares in the concurrent private placement transaction. On March 3, 2021, the Company issued 2,666,666 common shares at $6.00 per share to those investors, with a par value of $0.0001 per share, and issued 2,666,666 warrants, generating total gross proceeds of $15,999,996. Net proceeds from the transaction after issuance cost of $1,317,119 were $14,682,877 which was allocated to common shares and warrants issued on their relative fair value basis of $11,131,829 and $3,551,048, respectively.

Dividend

On October 24, 2024, the Company announced a cash dividend of $0.13 per common share with an aggregate amount of $3.64 million. The dividend was paid in full in January 2025.

On November 22, 2023, the Company announced a cash dividend of $0.1 per common share with an aggregate amount of $2.56 million. The dividend was paid in full in December 2023.

On January 10, 2023, the Company announced a cash dividend of $0.05 per common share with an aggregate amount of $1.18 million. The dividend was paid in full in January 2023.

Statutory reserve and restricted net assets

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the mainland China (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $300,341, $196,276 and $284,952 to statutory reserves during the years ended June 30, 2025, 2024, and 2023, respectively in accordance with PRC GAAP.

China Company laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in mainland China only out of their retained earnings, if any, as determined in accordance with mainland China accounting standards and regulations. In addition, the Company’s subsidiaries incorporated in mainland China are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under China Company laws and regulations, the Company’s subsidiaries incorporated in mainland China are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends payments, loans or advances. Amounts of net assets restricted amounted to $26,795,306 and $26,494,945 as of June 30, 2025 and 2024, respectively. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries to satisfy any obligations of the Company.

Accumulated other comprehensive (loss) income

The components of accumulated other comprehensive (loss) income were as follows:

Foreign currency translation (loss) income
Balance at June 30, 2023	(3,990,594)

Current-period other comprehensive loss	(355,386)
Other comprehensive loss attribute to noncontrolling interests	78
Balance at June 30, 2024	(4,345,902)

Current-period other comprehensive income	1,265,061
Other comprehensive income attribute to noncontrolling interests	(14,666)
Balance at June 30, 2025	(3,095,507)

There was nil tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive (loss) income for the years ended June 30, 2025, 2024 and 2023.